Assets and liabilities classified as held for sale - Summary of assets and liabilities classified as held for sale (Details) $ in Millions	Dec. 31, 2019 USD ($)
Assets and liabilities classified as held for sale [line items]
Non current assets classified as held for sale	$ 19
Current and non current assets classified as held for sale	19
Liabilities classified as held for sale	(22)
Property, plant and equipment [Member]
Assets and liabilities classified as held for sale [line items]
Non current assets classified as held for sale	3
Right-of-use assets [Member]
Assets and liabilities classified as held for sale [line items]
Non current assets classified as held for sale	15
Trade and other receivables [Member]
Assets and liabilities classified as held for sale [line items]
Current assets classified as held for sale	1
Trade and other payable [Member]
Assets and liabilities classified as held for sale [line items]
Liabilities classified as held for sale	(2)
Lease liabilities [member]
Assets and liabilities classified as held for sale [line items]
Liabilities classified as held for sale	$ (20)